TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Operating and capital loss carryforwards	$ 26,731	$ 22,353
Research and development	2,602	5,496
Employee benefits	1,368	1,062
Intangible assets	282	489
Other temporary differences mainly relating to reserve and allowances	1,607	2,024
Deferred tax asset before valuation allowance	32,590	31,424
Valuation allowance	(27,652)	(25,880)
Deferred tax asset net of valuation allowance	4,938	5,544
Deferred tax liability:
Intangible assets	3,493	3,562
Other temporary differences mainly relating to reserve and allowances	1,025	1,465
Net deferred tax asset	$ 420	$ 517